Fair Values of off-Balance Sheet Financial Instruments (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 41,258,917	$ 44,617,789	$ 39,251,925
Securities available-for-sale	239,732,426	254,746,446
Securities held-to-maturity	7,092,120	8,192,741
Other securities	8,134,850	7,234,350
Loans, net	765,768,073	698,436,345
Bank-owned life insurance	14,872,000	14,463,000
Liabilities:
Noninterest-bearing deposits	189,444,815	201,362,468
Interest-bearing deposits	727,250,297	691,413,018
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	110,321,245	89,450,067
Quoted Prices (Level 1)
Assets:
Cash and cash equivalents	41,259,000	44,618,000
Securities available-for-sale	961,000	972,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	0	0
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	0	0
FHLB and other borrowings	0	0
Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	236,214,000	250,973,000
Securities held-to-maturity	8,548,000	9,994,000
Other securities	8,135,000	7,234,000
Loans, net	0	0
Bank-owned life insurance	14,872,000	14,463,000
Liabilities:
Noninterest-bearing deposits	189,445,000	201,362,000
Interest-bearing deposits	726,441,000	691,036,000
Subordinated debentures	0	0
FHLB and other borrowings	110,321,000	89,450,000
Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	2,557,000	2,801,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	784,113,000	715,849,000
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	41,259,000	44,618,000
Securities available-for-sale	239,732,000	254,746,000
Securities held-to-maturity	8,548,000	9,994,000
Other securities	8,135,000	7,234,000
Loans, net	784,113,000	715,849,000
Bank-owned life insurance	14,872,000	14,463,000
Liabilities:
Noninterest-bearing deposits	189,445,000	201,362,000
Interest-bearing deposits	726,441,000	691,036,000
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	$ 110,321,000	$ 89,450,000